UNITED STATES
                                             SECURITIES AND EXCHANGE COMMISSION
                                                  Washington, D.C.  20549
                                                          FORM 13F
                                                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2009

Check here if Amendment          [ ] Amendment Number: _____

This Amendment (check only one)  [ ] is a restatement
                                 [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:       TRUSTMARK INVESTMENT ADVISORS
Address:    248 EAST CAPITOL STREET
            JACKSON, MS 39205


13F File Number: 28-10251

The institutional investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  DOUGLAS RALSTON
Title: PRESIDENT
Phone: 601-208-6576

Signature, Place, and Date of Signing:

/S/DOUG RALSTON
------------------
JACKSON, MS
08/11/2009

Report Type     (Check only one)
                [ ] 13F HOLDINGS REPORT
                [X] 13F NOTICE
                [ ] 13F COMBINATION REPORT

List Other Managers Reporting for this Manager:

   Form 13F File Number     Name
   --------------------     ------------------------------------------
   28-02681                 Trustmark National Bank - Trust Department